o BT INSTITUTIONAL FUNDS o

                                 INSTITUTIONAL
                               LIQUID ASSETS FUND

                               SEMI-ANNUAL REPORT
                                  JUNE o 1998

Institutional Liquid Assets Fund

Table of Contents



    Letter to Shareholders                                    3

    Institutional Liquid Assets Fund

          Statement of Assets and Liabilities                 4
          Statement of Operations                             4
          Statements of Changes in Net Assets                 5
          Financial Highlights                                6
          Notes to Financial Statements                       7

    Liquid Assets Portfolio

          Statement of Net Assets                             8
          Statement of Operations                            13
          Statements of Changes in Net Assets                14
          Financial Highlights                               14
          Notes to Financial Statements                      15


                                 --------------
           The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                                 --------------

Institutional Liquid Assets Fund

Letter to Shareholders


We are pleased to present you with this semi-annual report for the Institutional Liquid Assets Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY

Money markets were dominated by foreign activity rather than U.S. economic factors or Federal Reserve Board policy in the first six months of 1998.

                                 --------------
                                    Objective

Seeks high level of current income to the extent consistent with liquidity and preservation of capital.
                                 --------------

o The hangover effects of the Asian financial crises, which began in Korea, Indonesia, and Thailand, spread to China and Japan. This both focused the U.S. markets on that region and also continued to support a flight to quality and, in turn, a U.S. Treasury rally.
o Domestically, the manufacturing sector of the U.S. economy weakened due to the impact of the Asian turmoil. However, the service sector, which currently constitutes approximately two-thirds of the U.S. economy, was extremely strong. The service sector was supported by a 21 year low in unemployment, by the wealth effect of the stock market, by an improving real estate market, and by a low interest rate environment. The bottom line--more disposable income for consumers.

Overall, the money markets were rather quiet, with the yield curve reasonably flat. A strong dollar, propelled by a deepening Asian crisis, served as a positive backdrop for continued low inflation. A combination of low inflation plus first quarter GDP growth of over 5% supported the markets' perception that the Federal Reserve Board was on hold. It was. In turn, interest rates remained relatively stable throughout the period, and price volatility within the money markets was at an all-time low.


                                 --------------
                             Investment Instruments

Bank obligations, commercial paper, U.S. treasury obligations and repurchase agreements.
                                 --------------


INVESTMENT REVIEW

By staying disciplined to the purchase of high quality instruments and actively adjusting sector allocation as market conditions changed, we were able to produce competitive yields in the Institutional Liquid Assets Fund.


                                        ANNUALIZED 7 DAY      ANNUALIZED 7 DAY
Periods ended June 30, 1998              CURRENT YIELD         EFFECTIVE YIELD
--------------------------------------------------------------------------------
 Institutional Liquid
   Assets Fund(1)                              5.52%                5.67%
--------------------------------------------------------------------------------
 IBC First Tier-Institutional Only
   Money Funds Average                         5.31%                5.45%


We maintained a neutral, close-to-the benchmark weighted average maturity position throughout most of the semi-annual period. This strategy was based on the uncertainty surrounding the impact of the Asian financial turmoil on the U.S. financial markets as well as on the Federal Reserve Board's decision to keep interest rates on hold. Also, the flat yield curve gave us few opportunities to extend maturities to increase yield. Instead, we sought to add value by increasing the Fund's holdings in floating rate securities, which proved to be effective in producing competitive Fund returns.



                    Diversification of Portfolio Investments
                       By Asset Type as of June 30, 1998
                    (percentages are based on market value)


                  [PIE CHART APPEARS HERE - PERCENTAGES BELOW]


Floating Rate Notes                14%                  Medium Term Notes 1%

Eurodollar Time Deposits           18%              Repurchase Agreements 5%

Eurodollar Certificates of Deposit 13%                       Certificates of
                                                                  Deposit 1%

                                                        Commercial Paper 42%

                                           Yankee Certificates of Deposit 6%



MANAGER OUTLOOK

We believe the money markets should remain fairly positive throughout the second half of the year for several reasons:

o The Asian crisis continues to loom and the U.S. dollar remains strong-a positive backdrop for inflation to stay low.
o U.S. economic growth remains solid, the labor market tight, interest rates stable and volatility low.
o While the Federal Reserve Board reinstituted its tightening bias earlier in the year, it still seems likely that it will be on hold for a while.
o Japan is facing serious financial troubles, which could impact China and Latin America in turn. Thus, we expect a continued flight to quality, with U.S. Treasuries the major beneficiary.


                                 --------------
                            Status at June 30, 1998
                        Seven day effective yield: 5.67%
                            Average maturity: 45 days
                          Net Assets: $3,786.5 million
                                 --------------


We intend to maintain a relatively neutral average maturity for the near term. At the same time, we will look to take advantage of any spike in yields or any issue-specific attractive value opportunities to extend duration, given our view of slower but still positive economic growth in the future.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of the Institutional Liquid Assets Fund, and we look forward to continuing to serve your investment needs for many years ahead.

                                /s/ Darlene M. Rasel
                              ____________________
                                Darlene M. Rasel
                Portfolio Manager of the Liquid Assets Portfolio
                                 June 30, 1998

--------------
(1) Past performance is not indicative of future results. Yields will vary. Yields quote for money market funds most closely reflect the fund's current earnings. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so. Mutual funds are not bank deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

Institutional Liquid Assets Fund

Statement of Assets and Liabilities June 30, 1998 (unaudited)

Assets
      Investment in Liquid Assets Portfolio, at Value                                                               $ 3,801,440,255
      Deferred Organizational Expenses                                                                                        9,988
      Prepaid Expenses                                                                                                        9,060
      Due from Bankers Trust                                                                                                390,411
                                                                                                                    ---------------
Total Assets                                                                                                          3,801,849,714
                                                                                                                    ---------------
Liabilities
      Dividends Payable                                                                                                  15,247,358
      Accrued Expenses                                                                                                      140,559
                                                                                                                    ---------------
Total Liabilities                                                                                                        15,387,917
                                                                                                                    ---------------
Net Assets                                                                                                          $ 3,786,461,797
                                                                                                                    ===============
Shares Outstanding ($0.001 par value per share, unlimited number of shares of beneficial interest authorized)         3,786,343,364
                                                                                                                    ===============
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding)                 $          1.00
                                                                                                                    ===============
Composition of Net Assets
      Paid-in Capital                                                                                               $ 3,786,343,364
      Undistributed Net Realized Gain from Investment Transactions                                                          118,433
                                                                                                                    ---------------
Net Assets, June 30, 1998                                                                                           $ 3,786,461,797
                                                                                                                    ===============



Statement of Operations For the six month period ended June 30, 1998 (unaudited)

Investment Income
      Income Allocated from Liquid Assets Portfolio, net              $  88,020,263
                                                                      -------------
Expenses
      Administration and Services Fees                                      790,304
      Registration Fees                                                     538,090
      Miscellaneous                                                           5,390
      Printing and Shareholder Reports                                        4,254
      Professional Fees                                                       2,278
      Trustees Fees                                                             493
                                                                      -------------
      Total Expenses                                                      1,340,809
      Less:  Expenses Absorbed by Bankers Trust                            (550,730)
                                                                      -------------
            Net Expenses                                                    790,079
                                                                      -------------
Net Investment Income                                                    87,230,184
                                                                      -------------
Net Realized Gain from Investment Transactions                               71,690
                                                                      -------------
Net Increase in Net Assets from Operations                            $  87,301,874
                                                                      =============


                  See Notes to Financial Statements on Page 7

Institutional Liquid Assets Fund

Statements of Changes in Net Assets


                                                                                          For the                   For the
                                                                                     six months ended              year ended
                                                                                      June 30, 1998(1)          December 31, 1997
                                                                                     ---------------            ---------------
Increase (Decrease) in Net Assets from:
Operations
      Net Investment Income                                                          $    87,230,184            $   131,781,988
      Net Realized Gain (Loss) from Investment Transactions                                   71,690                    (11,644)
                                                                                     ---------------            ---------------
Net Increase in Net Assets from Operations                                                87,301,874                131,770,344
                                                                                     ---------------            ---------------
Distributions to Shareholders
      Net Investment Income                                                              (87,230,184)              (131,781,988)
                                                                                     ---------------            ---------------
Capital Transactions in Shares of Beneficial Interest (at Net Asset Value of
    $1.00 per share)
      Proceeds from Sales of Shares                                                    6,564,199,744              6,124,315,086
      Cost of Shares Redeemed                                                         (6,094,624,319)            (4,750,512,402)
                                                                                     ---------------            ---------------
Net Increase from Capital Transactions in Shares of Beneficial Interest                  469,575,425              1,373,802,684
                                                                                     ---------------            ---------------
Total Increase in Net Assets                                                             469,647,115              1,373,791,040
Net Assets
Beginning of Period                                                                    3,316,814,682              1,943,023,642
                                                                                     ---------------            ---------------
End of Period                                                                        $ 3,786,461,797            $ 3,316,814,682
                                                                                     ===============            ===============

--------------
(1) Unaudited

                  See Notes to Financial Statements on Page 7

Institutional Liquid Assets Fund

Financial Highlights


Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the Institutional Liquid Assets Fund.

                                                                                                                For the period
                                                     For the                                                   December 11, 1995
                                                   six months              For the              For the         (Commencement of
                                                      ended               year ended           year ended        Operations) to
                                                 June 30, 1998(1)      December 31, 1997    December 31, 1996   December 31, 1995
                                                 ----------------      -----------------    -----------------   -----------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period               $    1.00             $     1.00          $     1.00        $     1.00
                                                   -----------           ------------        ------------      ------------
Income from Investment Operations
      Net Investment Income                             0.03                   0.05                0.05              0.00(2)
      Net Realized Gain (Loss) from
            Investment Transactions                    (0.00)(2)              (0.00)(2)            0.00(2)           0.00(2)
                                                   -----------           ------------        ------------      ------------
Total from Investment Operations                        0.03                   0.05                0.05              0.00(2)
                                                   -----------           ------------        ------------      ------------
Distributions to Shareholders
      Net Investment Income                            (0.03)                 (0.05)              (0.05)            (0.00)(2)
                                                   -----------           ------------        ------------      ------------
Net Asset Value, End of Period                     $    1.00             $     1.00          $     1.00        $     1.00
                                                   ===========           ============        ============      ============
Total Investment Return                                 2.77%                  5.63%               5.45%             5.88%
Supplemental Data and Ratios:
      Net Assets, End of Period (000s omitted)     $3,786,462            $ 3,316,815         $ 1,943,024       $ 1,477,401
      Ratios to Average Net Assets:
            Net Investment Income                      5.51%(3)                5.48%               5.32%             5.50%(3)
            Expenses, Including Expenses of
              the Liquid Assets Portfolio              0.16%(3)                0.16%               0.04%             0.01%(3)
            Decrease Reflected in Above
              Expense Ratio Due to Absorption
              of Expenses by Bankers Trust             0.13%(3)                0.09%               0.22%             0.97%(3)

--------------
(1) Unaudited
(2) Less than $0.01 per share
(3) Annualized


                  See Notes to Financial Statements on Page 7

Institutional Liquid Assets Fund

Notes to Financial Statements (unaudited)


Note 1--Organization and Significant Accounting Policies

A.  Organization

BT Institutional Funds (the "Trust") is registered under the investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Liquid Assets Fund (the "Fund") is one of the institutional funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on December 11, 1995. The Fund invests substantially all of its assets in the Liquid Assets Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 1998, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including the Statement of Net Assets, are contained elsewhere in this report.

B.  Investment Income

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C.  Organizational Expenses

Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five-year period.

D.  Dividends

It is the Fund's policy to declare dividends daily and pay monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually.

E. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required.

F. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the fund are charged to that Fund, while expenses that are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .05% of the Fund's average daily net assets. The Fund was owed $390,411 in relation to waived fees and reimbursed expenses at June 30, 1998, net of Administration and Service fees of $141,211.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood, and previously Signature, may seek reimbursement at an annual rate not exceeding .10% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the six-month period ended June 30, 1998, there were no reimbursable expenses incurred under this agreement. The fund does not intend to charge 12b-1 fees in the future.

Certain officers of the fund are also directors, officers and/or employees of Edgewood. None of the officers so affiliated received compensation for services as officers of the Fund.

Effective August 11, 1998, ICCDistributors, Inc. will replace Edgewood as distributor of the Trust.

From January 1, 1996 to September 26, 1996, Bankers Trust had voluntarily undertaken to waive all of its fees and reimburse all expenses of the Fund, and of the Portfolio.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to .05% of the average daily net assets of the Fund, excluding expenses of the Portfolio and .16 % of the average daily net assets of the Fund, including expenses of the Portfolio. For the six-month period ended June 30, 1998, expenses of the Fund have been reduced by $550,730.

The Institutional Liquid Assets Fund is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility ("collectively the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended June 30, 1998.

Note 3--Capital Loss Carryforward

At June 30, 1998, accumulated net realized capital loss carry-forward available as a reduction against future net realized capital gains aggregated $461,081, which will expire in 2002 and $17,779, which will expire in 2005.

Liquid Assets Portfolio

Statement of Net Assets June 30, 1998 (unaudited)


Principal
 Amount                 Security                                     Value
 ------                 --------                                     -----
               CERTIFICATES OF DEPOSIT - .66%
               NationsBank Corp.
$ 25,000,000     5.58%, 9/8/98
 (Amortized Cost $25,000,254)                                   $   25,000,254
                                                                --------------

               COMMERCIAL PAPER - 43.00% *
               Asset Securitization Cooperative Corp.:
  25,000,000     5.52%, 8/12/98                                     24,839,000
  13,000,000     5.53%, 8/25/98                                     12,890,168
  33,000,000     5.53%, 8/28/98                                     32,705,988
  15,000,000     5.54%, 9/22/98                                     14,808,408

               Bass Finance,
  10,000,000     5.58%, 7/06/98                                      9,992,250
  18,000,000     5.60%, 7/29/98                                     17,921,600


               CAFCO:
  25,000,000     5.53%, 7/9/98                                      24,969,278
  14,000,000     5.53%, 7/24/98                                     13,950,537
  10,000,000     5.61%, 7/30/98                                      9,954,808
   7,000,000     5.51%, 8/07/98                                      6,960,359
  11,000,000     5.50%, 8/12/98                                     10,929,417
  20,000,000     5.52%, 8/14/98                                     19,865,067
  27,000,000     5.52%, 9/9/98                                      26,710,200
  20,000,000     5.52%, 9/25/98                                     19,736,267

   4,000,000   Caterpillar Financial,
                 5.48%, 12/7/98                                      3,903,187

  15,000,000   CIT Group,
                 5.51%, 9/22/98                                     14,809,446

  15,000,000   Clorox,
                 5.50%, 9/11/98                                     14,835,000

               Commonwealth Bank of Australia:
  10,000,000     5.50%, 8/5/98                                       9,946,528
  20,000,000     5.515%, 10/19/98                                   19,662,972
  16,000,000     5.49%, 11/23/98                                    15,646,200

               Credit Suisse:
  10,000,000     5.51%, 9/17/98                                      9,880,617

               Credito Italiano,
  20,000,000     5.51%, 8/27/98                                     19,825,517

               Daimler Benz North American:
  25,000,000     5.5%, 7/15/98                                      24,946,528
  14,000,000     5.5%, 8/28/98                                      13,875,944

               Delaware Funding Corp.:
  35,000,000     5.61%, 7/30/98                                     34,841,829



Principal
 Amount                 Security                                     Value
 ------                 --------                                     -----
               Diageo Capital:
$ 25,000,000     5.51%, 7/15/98                                 $   24,946,431
   5,000,000     5.47%, 9/02/98                                      4,952,138
  20,000,000     5.5%, 9/14/98                                      19,770,833
  10,000,000     5.51%, 9/29/98                                      9,862,250

               Eksportfinans:
  20,000,000     5.52%, 7/27/98                                     19,920,267

               Finnish Export,
  15,000,000     5.40%, 9/08/1998                                   14,844,750

               Ford Motor Credit:
  20,000,000     5.48%, 7/8/98                                      19,978,689
  19,000,000     5.47%, 7/10/98                                     18,974,018
  40,000,000     5.52%, 7/24/98                                     39,858,933

               General Electric Capital Corp.:
  16,000,000     5.51%, 7/24/98                                     15,943,676
  25,000,000     5.43%, 9/4/98                                      24,754,896
   8,000,000     5.51%, 9/11/98                                      7,911,840
  27,000,000     5.51%, 10/07/98                                    26,595,750
  12,000,000     5.5%, 10/8/98                                      11,818,500
   7,000,000     5.5%, 10/19/98                                      6,882,361
  15,000,000     5.49%, 11/20/98                                    14,675,175

               General Motors Accept. Corp.,
   4,500,000     5.80%, 7/9/98                                       4,494,200
  20,000,000     5.51%, 8/24/98                                     19,834,700

  15,000,000   Generale Bank,
                 5.49%, 12/3/98                                     14,645,438

   9,900,000   Glaxo Wellcome,
                 5.48%, 7/8/98                                       9,889,451

               Goldman Sachs:
  30,000,000     5.52%, 8/26/98                                     29,742,400
   8,000,000     5.5%, 10/14/98                                      7,871,667

   5,000,000   H.J. Heinz,
                 5.75%, 7/13/98                                      4,990,417

               Hitachi America Ltd.:
  17,500,000     5.59%, 7/28/98                                     17,426,631
  10,000,000     5.51%, 12/16/98                                     9,742,867

  30,000,000   International Lease Finance,
                 5.51%, 09/25/98                                    29,605,117

   6,700,000   KFW International Finance,
                 5.64%, 07/14/98                                     6,686,354

  25,000,000   Lehman Brothers Inc.,
                 5.53%, 8/25/98                                     24,788,785



                  See Notes to Financial Statements on Page 15

Liquid Assets Portfolio

Statement of Net Assets June 30, 1998 (unaudited)


Principal
 Amount                 Security                                     Value
 ------                 --------                                     -----
               Manitoba Hydro Electric:
$ 30,000,000     5.51%, 8/20/98                                 $   29,770,417
   9,255,000     5.506%, 8/27/98                                     9,174,316

               Merrill Lynch & Co.:
  25,000,000     5.52%, 7/15/98                                     24,946,333
  10,000,000     5.5%, 7/27/98                                       9,960,278
  10,000,000     5.51%, 8/3/98                                       9,949,492
  20,000,000     5.53%, 9/11/98                                     19,778,800
   7,000,000     5.52%, 10/16/98                                     6,885,153

  40,000,000   Metropolitan Life,
                 5.54%, 9/9/98                                      39,569,111

               Monsanto Co.:
   6,000,000     5.505%, 9/16/98                                     5,929,353
  10,000,000     5.505%, 9/18/98                                     9,879,196

               Morgan Stanley Group, Inc.:
  50,000,000     5.5%, 7/1/98                                       50,000,000
  13,000,000     6.25%, 7/10/98                                     12,982,125
  24,000,000     5.53%, 8/12/98                                     23,845,160
  35,000,000     5.52%, 8/27/98                                     34,694,100
   6,000,000     5.50%, 11/10/98                                     5,879,000

  30,000,000   National Australia Funding,
                 5.5%, 8/3/98                                       29,848,750

  35,000,000   Norwest,
                 5.55%, 8/14/98                                     34,762,583

               Panasonic Finance:
  11,216,000     5.54%, 9/4/98                                      11,103,809
  15,000,000     5.51%, 10/20/98                                    14,745,163
   5,000,000     5.52%, 11/03/98                                     4,904,167

  23,000,000   Paribas Finance,
                 5.51%, 7/21/98                                     22,929,594

               Province Of Quebec:
  25,000,000     5.51%, 8/21/98                                     24,804,854
  15,850,000     5.53%, 9/24/98                                     15,643,047
  22,000,000     5.52%, 10/27/98                                    21,601,947
   8,200,000     5.51%, 1/15/99                                      7,951,499

               Receivables Capital Corporation:
  20,000,000     5.61%, 7/10/98                                     19,971,950
  15,716,000     5.531%, 7/17/98                                    15,677,367
  25,000,000     5.59%, 7/29/98                                     24,891,306
  10,000,000     5.55%, 8/21/98                                      9,921,375
  25,000,000     5.53%, 8/26/98                                     24,784,944



Principal
 Amount                 Security                                     Value
 ------                 --------                                     -----
               Salomon Smith Barney:
$ 25,000,000     5.51%, 7/7/98                                  $   24,977,042
  12,000,000     5.355%, 7/8/98                                     11,987,505
  25,000,000     5.50%, 7/9/98                                      24,969,444
  10,000,000     5.54%, 8/20/98                                      9,923,050
  17,000,000     5.53%, 9/15/98                                     16,801,534
  10,000,000     5.52%, 10/7/98                                      9,849,733

  22,000,000   Scotiabanc Inc.,
                 5.53%, 09/30/98                                    21,692,471

               Smith Barney Shearson:
  16,000,000     5.40%, 8/7/98                                      15,911,200
  24,000,000     5.40%, 8/10/98                                     23,856,000

   8,000,000   Westpac Capitol Corp.,
                 5.49%, 10/1/98                                      7,887,760
                                                                --------------

Total Commercial Paper
 (Amortized Cost $1,634,456,577)                                 1,634,456,577
                                                                --------------

               EURODOLLAR CERTIFICATE
               OF DEPOSIT - 12.84%
               Abbey National North American Corp.,
  20,000,000     5.55%, 7/9/98                                      20,000,000
  15,000,000     5.59%, 9/8/98                                      14,999,951
  15,000,000     5.63%, 10/27/98                                    14,999,057
  10,000,000     5.58%, 8/21/98                                      9,999,915
  11,000,000     5.59%, 8/14/98                                     11,000,000

               Bank Of Austria:
  25,000,000     5.7813%, 8/27/98                                   25,000,000
  23,000,000     5.78%, 11/18/98                                    23,000,000

               Bank of Scotland:
  31,000,000     5.64%, 12/29/98                                    31,001,109
  50,000,000     5.59%, 09/25/98                                    50,000,000

  25,000,000   Bank Of Tokyo-Mitsubishi,
                 5.7%, 7/6/98                                       25,000,000

   9,000,000   Banque Bruxelles,
                 5.59%, 8/24/98                                      8,999,942

  25,000,000   Banque Nationale de Paris,
                 5.61%, 7/31/98                                     25,000,510

  10,000,000   Bayerische Vereinbank,
                 5.595%, 9/24/98                                    10,000,233

  25,000,000   Canadian Imperial Bank of Commerce,
                 5.64%, 11/22/98                                    25,000,829


                  See Notes to Financial Statements on Page 15

Liquid Assets Portfolio

Statement of Net Assets June 30, 1998 (unaudited)


Principal
 Amount                 Security                                     Value
 ------                 --------                                     -----
$ 30,000,000   Creditanstalt Bankverein,
                 5.59%, 7/6/98                                  $   30,000,041

  15,000,000   Credito Italiano,
                 5.59%, 9/1/98                                      14,999,911

   5,000,000   Creditanstalt Bankverein,
                 5.62%, 9/22/98                                      5,000,157

  20,000,000   Halifax,
                 5.59%, 9/22/98                                     19,999,842

  20,000,000   Kreditbank,
                 5.58%, 8/26/98                                     19,999,920

  10,000,000   Mellon Bank,
                 5.59%, 9/30/98                                     10,000,000

  10,000,000   NationsBank,
                 5.58%, 9/8/98                                      10,000,000

  20,000,000   Nordeutsche Landesbank:
                 5.66%, 11/16/98                                    20,000,558

  21,000,000   Rabobank,
                 5.57%, 7/16/98                                     21,000,042

   6,000,000   Swiss Bank,
                 5.56%, 7/1/98                                       5,999,969

               West Deutsche Landesbank
  25,000,000     5.58%, 8/3/98                                      25,000,000
  12,000,000     5.82%, 8/3/98                                      11,999,632
                                                                --------------

Total Eurodollar Certificate of Deposit
 (Amortized Cost $488,001,618)                                     488,001,618
                                                                --------------

               EURODOLLAR TIME DEPOSIT - 18.03%
  25,000,000   Abbey National,
                 5.55%, 7/14/98                                     25,000,000

  11,000,000   Bank Of America,
                 5.5312%, 7/13/98                                   11,000,000

 163,854,811   Bank Of Montreal,
                 5.625%, 7/1/98                                    163,854,811

               Bank Of Nova Scotia:
  20,000,000     5.625%, 9/4/98                                     20,000,000
  20,000,000     6.125%, 7/1/98                                     20,000,000

  50,000,000   Bank Of Tokyo-Mitsubishi,
                 5.9375%, 7/14/98                                   50,000,000




Principal
 Amount                 Security                                     Value
 ------                 --------                                     -----
$ 20,000,000   CC de France,
                 5.75%, 7/6/98                                  $   20,000,000

  30,000,000   Credit Agricole,
                 5.650%, 7/9/98                                     30,000,000

 250,000,000   Deutsche Bank,
                 6.50%, 7/1/98                                     250,000,000

               International Nederlander Funding:
  30,000,000     5.75%, 7/1/98                                      30,000,000
  40,000,000     5.625%, 7/6/98                                     40,000,000

  10,000,000   Societe Generale,
                 5.57%, 7/1/98                                      10,000,000

   15,544,680  Toronto Dominion Bank,
                 6.25%, 7/1/98                                      15,544,680
                                                                --------------

Total Eurodollar Time Deposit
 (Amortized Cost $685,399,491)                                     685,399,491
                                                                --------------

               FLOATING RATE NOTES - 14.25%
  20,000,000   American Express Centurion Bank:
                 Monthly Variable Rate,
                 5.616%, 9/25/98                                    20,000,000

               Associates Corp.:
                 Daily Variable Rate,
  20,000,000     5.79%, 1/4/99                                      19,995,038

  20,000,000   Bayonsche Hypotheka,
                 Monthly Variable Rate,
                 5.5045%, 5/28/99                                   19,985,705

  25,000,000   Bear Stearns Companies, Inc.
                 Monthly Variable Rate,
                 5.627%, 6/4/99                                     25,000,000

  20,000,000   Bayerische Landesbank:
                 Monthly Variable Rate,
                 5.526%, 2/25/99                                    19,992,414

   5,000,000   Chase Manhattan Bank:
                 Quarterly Variable Rate,
                 5.7875%, 11/10/98                                   5,003,189

  25,000,000   Comerica:
                 Monthly Variable Rate,
                 5.552%, 11/10/98                                   24,982,661



                  See Notes to Financial Statements on Page 15

Liquid Assets Portfolio

Statement of Net Assets June 30, 1998 (unaudited)


Principal
 Amount                 Security                                     Value
 ------                 --------                                     -----
$ 50,000,000   J.P. Morgan:
                 Monthly Variable Rate,
                 5.527%, 2/24/99                                $   49,976,112

  30,000,000   Deutsche Bank,
                 Quarterly Variable Rate,
                 5.527%, 6/1/99                                     29,978,386

               General Electric Capital Corp.:
                 Quarterly Variable Rate,
  15,000,000     5.607%, 11/06/98                                   15,000,000
   5,000,000     5.556%, 11/16/98                                    4,999,587
  15,000,000     5.607%, 1/15/99                                    15,000,000

               Nordeutsche Landesbank:
                 Monthly Variable Rate,
  13,000,000     5.5562%, 2/2/99                                    12,996,287
  20,000,000     5.5362%, 2/25/99                                   19,993,596

  25,000,000   International Business Machines,
                 Monthly Variable Rate,
                 5.487%, 6/1/99                                     24,973,154

   8,000,000   Dean Witter Discover
                 Monthly Variable Rate,
                 5.937%, 7/6/98                                      8,000,381

  30,000,000   Morgan Stanley Group Inc.:
                 Monthly Variable Rate,
                 5.6162%, 11/6/98                                   30,000,000

               Merrill Lynch & Co.:
                 Monthly Variable Rate,
   5,000,000     5.606%, 4/13/99                                     4,999,608
  30,000,000     5.606%, 2/16/99                                    30,000,000

  25,000,000   KreditBank:
                 Quarterly Variable Rate,
                 5.537%, 6/1/99                                     24,984,239

  10,000,000   Mellon Bank:
                 Quarterly Variable Rate,
                 5.7792%, 11/17/98                                  10,000,000

               Societe Generale:
                 Monthly Variable Rate,
  10,000,000     5.554%, 6/1/99                                      9,992,878
   45,000,000    5.571%, 5/7/99                                     44,975,508

   1,000,000   Student Loan Marketing Association:
                 Weekly Variable Rate,
                 5.321%, 8/28/98                                       999,929



Principal
 Amount                 Security                                     Value
 ------                 --------                                     -----
$ 15,000,000   National City of Cleveland:
                 Monthly Variable Rate,
                 5.5462%, 3/5/99                                $   14,996,031

  25,000,000   Svenska Handelsbanke:
                 Monthly Variable Rate,
                 5.547%, 6/1/99                                     24,984,239

  15,000,000   Walt Disney Co.:
                 Quarterly Variable Rate,
                 5.5175%, 2/26/99                                   14,991,618

  15,000,000   Westpac Capitol Corp.:
                 Quarterly Variable Rate,
                 5.544%, 4/9/99                                     14,994,321
                                                                --------------

Total Floating Rate Notes
 (Amortized Cost $541,794,881)                                     541,794,881
                                                                --------------

               MEDIUM-TERM NOTE - .39%
  15,000,000   Bank of Scotland,
                 5.587%, 09/22/98
                 (Amortized Cost $14,998,679)                       14,998,679
                                                                --------------

               REPURCHASE AGREEMENTS - 5.26%
 100,000,000   Tri-Party Repurchase
                 Agreement with
                 Goldman Sachs & Co.,
                 Dated 6/30/98, 6.25%,
                 Principal & Interest in the
                 amount of $100,017,361,
                 Due 7/1/98, (Collateralized
                 by Fannie Mae Bonds, Par
                 Value of $480,142,355,
                 Coupon rates of 7%,
                 Due 8/1/26,
                 Value of $103,000,000)                            100,000,000

 100,000,000   Tri-Party Repurchase
                 Agreement with
                 Morgan Stanley & Co.,
                 Dated 6/30/98, 6.20%,
                 Principal & Interest in the
                 amount of $100,017,222,
                 Due 7/1/98, (Collateralized
                 by Freddie Mac Bonds, Par
                 Value of $264,180,192,
                 Coupon rates of 6.167% to 7.8150%,
                 Due from 10/1/23 to 6/1/30,
                 Value of $102,687,801)                            100,000,000
                                                                --------------
Total Repurchase Agreements
 (Amortized Cost $200,000,000)                                     200,000,000
                                                                --------------


                  See Notes to Financial Statements on Page 15

Liquid Assets Portfolio

Statement of Net Assets June 30, 1998 (unaudited)


Principal
 Amount                 Security                                     Value
 ------                 --------                                     -----
               YANKEE CERTIFICATES OF
               DEPOSIT - 6.73%
$ 11,000,000   Bank Of Montreal,
                 5.59%, 8/4/98                                  $   10,999,976

               Banque Nationale de Paris:
  10,000,000     5.59%, 9/23/98                                     10,000,000
  19,000,000     5.58%, 10/5/98                                     19,001,149
  14,000,000     5.58%, 9/11/98                                     13,999,436
  10,000,000     5.65%, 02/26/99                                     9,988,426

               Bank of Scotland,
   7,000,000     5.59%, 8/4/98                                       6,999,975

               Bank of Tokyo-Mitsubishi,
  32,000,000     5.73%, 8/10/98                                     32,000,000

               Deutsche Bank,
  35,000,000     5.58%, 7/28/98                                     35,000,000

               Banque Paribas:
  25,000,000     5.59%, 9/24/98                                     25,000,000

  10,000,000   Royal Bank Of Canada,
                 5.56%, 2/26/99                                      9,996,846

  25,000,000   Societe Generale Bank,
                 5.89%, 7/16/98                                     25,000,260

  30,000,000   Svenska Handels,
                 5.59%, 9/24/98                                     30,000,000

  10,000,000   Swiss Bank,
                 5.75%, 5/7/99                                       9,998,351

  18,000,000   Toronto Dominion Bank,
                 5.58%, 9/25/98                                     17,998,967
                                                                --------------
Total Yankee Certificates of Deposit
 (Amortized Cost $255,983,386)                                     255,983,386
                                                                --------------



Principal
 Amount                 Security                                     Value
 ------                 --------                                     -----
Total Investments
    (Amortized Cost $3,845,634,886)                101.16%      $3,845,634,886
Liabililties in Excess of Other Assets             (1.16)%        (44,194,514)
                                                   -------      --------------
Net Assets                                         100.00%      $3,801,440,372
                                                   =======      ==============

--------------
* Interest rates for Commercial paper represent discount rates at the time of purchase.


                  See Notes to Financial Statements on Page 15

Liquid Assets Portfolio

Statement of Operations For the six month period ended June 30, 1998 (unaudited)

Investment Income
      Interest                                                      $  89,769,534
                                                                    -------------
Expenses
      Advisory Fees                                                     2,385,768
      Administration and Services Fees                                    795,318
      Professional Fees                                                    12,355
      Miscellaneous                                                         1,464
      Trustees Fees                                                           994
                                                                    -------------
      Total Expenses                                                    3,195,899
      Less:  Expenses Absorbed by Bankers Trust                        (1,446,581)
                                                                    -------------
            Net Expenses                                                1,749,318
                                                                    -------------
Net Investment Income                                                  88,020,216
Net Realized Gain from Investment Transactions                             71,690
                                                                    -------------
Net Increase in Net Assets from Operations                          $  88,091,906
                                                                    =============

                  See Notes to Financial Statements on Page 15

Liquid Assets Portfolio

Statements of Changes in Net Assets

                                                                          For the                   For the
                                                                     six months ended             year ended
                                                                      June 30, 1998*           December 31, 1997
                                                                     ---------------            ---------------
Increase (Decrease) in Net Assets from:
Operations
      Net Investment Income                                          $    88,020,216            $   132,984,270
      Net Realized Gain (Loss) from Investment Transactions                   71,690                    (11,644)
                                                                     ---------------            ---------------
Net Increase in Net Assets from Operations                                88,091,906                132,972,626
                                                                     ---------------            ---------------
Capital Transactions
      Proceeds from Capital Invested                                   6,564,199,744              5,800,519,569
      Value of Capital Withdrawn                                      (6,182,210,960)            (4,554,217,994)
                                                                     ---------------            ---------------
Net Increase in Net Assets from Capital Transactions                     381,988,784              1,246,301,575
                                                                     ---------------            ---------------
Total Increase in Net Assets                                             470,080,690              1,379,274,201
Net Assets
Beginning of Period                                                    3,331,359,682              1,952,085,481
                                                                     ---------------            ---------------
End of Period                                                        $ 3,801,440,372            $ 3,331,359,682
                                                                     ===============            ===============

--------------
*Unaudited



Financial Highlights

Contained below are selected ratios and supplemental data for each of the periods indicated for the Liquid Assets Portfolio.

                                                                                                                   For the period
                                           For the six                         For the years ended                  June 7, 1993
                                           months ended                           December 31,                   (Commencement of
                                              June 30,      ----------------------------------------------------  Operations) to
                                              1998(1)           1997           1996         1995(2)       1994   December 31, 1993
                                          --------------    -----------    -----------    ----------     ------- -----------------
Supplemental Data and Ratios:
      Net Assets, End of Period
            (000s omitted)                   $3,801,440    $ 3,331,360    $ 1,952,085    $ 1,481,589     $ 13,404     $ 8,137
      Ratios to Average Net Assets:
            Net Investment Income                5.55%(3)        5.52%          5.32%          7.28%(3)     4.28%       3.12%(3)
            Expenses                             0.11%(3)        0.11%          0.03%          0.01%(3)     0.10%       0.10%(3)
            Decrease Reflected in Above
               Expense Ratio Due to
               Absorption of Expenses by
               Bankers Trust                     0.09%(3)        0.09%          0.17%          0.28%(3)     0.30%       0.57%(3)

--------------
(1) Unaudited
(2) For the periods January 1, 1995 to September 14, 1995 and December 11, 1995 to December 31, 1995 (see Note 1A).
(3) Annualized.

                  See Notes to Financial Statements on Page 15

Liquid Assets Portfolio

Notes to Financial Statements (unaudited)

Note 1--Organization and Significant Accounting Policies

A.  Organization

The Liquid Assets Portfolio (the "Portfolio") is registered under the investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio commenced operations on June 7, 1993, as an unincorporated trust under the laws of New York. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

On September 15, 1995, the Portfolio temporarily suspended its operations due to a withdrawal of investments by BT Investment Liquid Assets Fund. On December 11, 1995, the Portfolio resumed its operations as a result of an investment made by the Institutional Liquid Assets Fund.

B.  Security Valuation

Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and represents fair value of the Portfolio's investments.

C.  Security Transactions and Interest Income

Security transactions are accounted for on a trade data basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Repurchase Agreements

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus all accrued interest at all times. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets. At June 30, 1998, amounts owed under the Administration and Services Agreement amounted to $77,072, net of waived fees of $64,159.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets. Amounts owed under the Advisory Agreement amounted to $231,216 at June 30, 1998, net of waived fees of $192,477.

From January 1, 1996 to September 26, 1996, Bankers Trust had voluntarily undertook to waive all of its fees and reimburse all expenses of the Fund, and the Portfolio.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .11% of the average daily net assets. For the six-month period ended June 30, 1998, expenses of the Fund have been reduced by $1,446,581.

The Liquid Assets Portfolio is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility ("collectively the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended June 30, 1998.

Certain officers of the Portfolio are also directors, officers and/or employees of Edgewood Services, Inc., distributor of BT Institutional Funds. None of the officers so affiliated received compensation for services as officers of the Portfolio.

Effective August 11, 1998, ICCDistributors, Inc. will replace Edgewood as distributor of the Trust.

Note 3--Net Assets

At June 30, 1998 net assets consisted of:

Paid-in-Capital                                                 $3,801,440,372
                                                                ==============


In addition, the amount owed for securities purchased at June 30, 1998 amounted to $658,185,177.

BT INSTITUTIONAL FUNDS
INSTITUTIONAL LIQUID ASSETS FUND


Investment Advisor and Administrator of the Fund
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Distributor
ICC DISTRIBUTORS, INC.
P.O. Box 7558
Portland, ME 04112-9892

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY 10019





                                 --------------
           For information on how to invest,  shareholder account
           information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 368-4031. This report must be preceded or accompanied by a current prospectus for the Fund.
                                 --------------



                                                              Cusip #055924864
                                                              STA492100 (6/98)